UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	   Liebau Asset Management Co., LLC
Address:   301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	May 1,2009
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   53
Form 13F Information Table Value Total:   82560 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     2325    46755 SH       SOLE                    45105              1650
ABBOTT LABORATORIES            COM              002824100      229     4800 SH       SOLE                     4800
AGILENT TECHNOLOGIES INC       COM              00846u101      901    58615 SH       SOLE                    56740              1875
ALEXANDER & BALDWIN INC        COM              014482103      668    35115 SH       SOLE                    33715              1400
AMERICAN EXPRESS COMPANY       COM              025816109      833    61114 SH       SOLE                    60714               400
APACHE CORP                    COM              037411105      351     5475 SH       SOLE                     4250              1225
APPLIED MATERIALS INC          COM              038222105     1013    94235 SH       SOLE                    91110              3125
AT&T INC COM                   COM              00206r102     1302    51665 SH       SOLE                    51665
AUTODESK INC                   COM              052769106      504    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSING INC  COM              053015103     1434    40795 SH       SOLE                    40095               700
BERKSHIRE HATHAWAY B           COM              084670207     2270      805 SH       SOLE                      789                16
BOEING CO                      COM              097023105      960    26982 SH       SOLE                    26132               850
BOSWELL JG CO COM              COM              101205102      231      531 SH       SOLE                                        531
CATERPILLAR INC                COM              149123101      712    25450 SH       SOLE                    24850               600
CHEVRON CORP                   COM              166764100     4914    73077 SH       SOLE                    73077
CHUBB CORP                     COM              171232101     2289    54090 SH       SOLE                    51440              2650
COCA COLA CO                   COM              191216100     2488    56605 SH       SOLE                    54555              2050
CONOCOPHILLIPS                 COM              20825c104     1741    44457 SH       SOLE                    44207               250
COSTCO WHOLESALE CORP          COM              22160k105     1799    38829 SH       SOLE                    38029               800
DEERE & CO                     COM              244199105     1554    47264 SH       SOLE                    46364               900
DOMINION RESOURCES             COM              25746u109      278     8960 SH       SOLE                     6110              2850
E I DU PONT DE NEMOURS & CO    COM              263534109     1615    72335 SH       SOLE                    69835              2500
ELI LILLY & CO                 COM              532457108     2858    85550 SH       SOLE                    82400              3150
EMERSON ELECTRIC CO            COM              291011104     1870    65440 SH       SOLE                    63390              2050
ESTEE LAUDER CO INC CL A       COM              518439104     1136    46065 SH       SOLE                    44715              1350
EXXON MOBIL CORP               COM              30231g102     3830    56245 SH       SOLE                    55495               750
FEDEX CORP                     COM              31428x106     1083    24342 SH       SOLE                    23842               500
GENERAL ELECTRIC CO            COM              369604103     1560   154343 SH       SOLE                   153093              1250
HEWLETT PACKARD CO             COM              428236103      207     6450 SH       SOLE                     6450
HOME DEPOT INC                 COM              437076102     1076    45655 SH       SOLE                    45655
INTEL CORP                     COM              458140100     2375   158034 SH       SOLE                   154884              3150
INTERNATIONAL BUSINESS MACHINE COM              459200101     2129    21975 SH       SOLE                    21775               200
INTUIT INC                     COM              461202103     1237    45810 SH       SOLE                    45260               550
JOHNSON & JOHNSON              COM              478160104     2628    49967 SH       SOLE                    48217              1750
KELLOGG CO                     COM              487836108     1940    52970 SH       SOLE                    50470              2500
MARRIOTT INTL INC NEW CL A     COM              571903202      978    59760 SH       SOLE                    59760
MEDTRONIC INC                  COM              585055106     2435    82631 SH       SOLE                    80031              2600
MICROSOFT CORP                 COM              594918104     3206   174532 SH       SOLE                   169832              4700
NEWS CORP CL A                 COM              65248e104      810   122295 SH       SOLE                   119845              2450
NOBLE ENERGY INC               COM              655044105     2174    40350 SH       SOLE                    39550               800
NORDSTROM INC                  COM              655664100      504    30086 SH       SOLE                    30086
NOVARTIS ADR                   COM              66987v109     1413    37364 SH       SOLE                    36964               400
PROCTER & GAMBLE CO            COM              742718109     3093    65673 SH       SOLE                    64073              1600
SCHLUMBERGER LTD               COM              806857108     1732    42627 SH       SOLE                    41927               700
SIEMENS A G SPONSORED ADR      COM              826197501     1002    17595 SH       SOLE                    17395               200
SIGMA-ALDRICH CORP             COM              826552101     1268    33560 SH       SOLE                    32960               600
SONY CORP                      COM              835699307      743    36015 SH       SOLE                    35615               400
STATE STREET CORP              COM              857477103      876    28460 SH       SOLE                    26910              1550
SYSCO CORP                     COM              871829107     1662    72885 SH       SOLE                    69235              3650
WAL-MART STORES INC            COM              931142103     2964    56883 SH       SOLE                    54183              2700
WALT DISNEY CO HOLDING CO      COM              254687106     1615    88905 SH       SOLE                    87205              1700
WASHINGTON POST CO-CL B        COM              939640108      899     2518 SH       SOLE                     2473                45
WELLS FARGO & CO               COM              949746101      848    59576 SH       SOLE                    57226              2350
Report Summary		     53 Data Records    (X1000)    82560 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED